Investments in associates - Summary of transactions between the group and its associates (Details) - Associates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Sales to related parties	$ 2,064	$ 1,612	$ 3,643
Related party receivable	393	216	765
Purchases of goods, related party	14,112	11,613	8,873
Related party payables	$ 2,069	$ 1,681	$ 2,000